Taxation - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before tax	$ (9,008,081)	$ (222,097,491)
Income tax at the domestic rate of 25.00% (2023: 22.00%)	(2,252,020)	(45,970,977)
Impact of difference in overseas tax rates	1,513,399	40,961,202
Non-deductible expenses	10,730	2,685
Current year losses for which no deferred tax asset is recognized	734,651	5,026,928
Others	$ (6,760)	$ (19,838)